Restructuring - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 7,753,000	$ 4,094,000	$ 7,753,000	$ 4,094,000
Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	7,753,000		0		$ 8,159,000
Other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve,current	7,900,000		7,900,000
Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	$ 500,000		$ 500,000
Onerous Lease | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges					1,969,000
Workforce Reduction | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges					$ 6,190,000